RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

Note 14—RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company

Beijing Kewen Cambridge Book Co., Ltd. (“BKCB”)	Entity indirectly controlled by family members of Mr. Guoqing Li, shareholder, director and chief executive officer of the Company

Beijing Kewen Guolue Information Technology Co., Ltd. (“BKGI”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Baoma Diary Technology Ltd. (“Baoma”)	Equity method investee

Beijing Hechuang Technology Ltd. (“Hechuang”)	Equity method investee

b)

In January 2014, the Company entered into a service agreement with BKGI for the period from January 1, 2014 to December 31, 2014 and the Company charged BKGI RMB60 for administrative service in the year ended December 31, 2014.

For the year ended December 31, 2015, the related party transactions mainly represented ordinary services provided by the Company to equity method investees amounting to RMB619 (US$96).

The balances between the Company and its related parties as of December 31, 2014 and 2015 are listed below:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Due from related parties:
BKCB	258	331	51
BKGI	117	177	27
Baoma	—	1	—
	375	509	78
Due to related parties:
BKCB	2,237	2,166	334
Baoma		37	6
Hechuang	—	77	12
	2,237	2,280	352

Outstanding balances at the balance sheet dates were unsecured, interest-free, and had no specified repayment terms. There were no guarantees provided for or received from any related party receivables or payables.